Derivative Instruments and Hedging Activities (Details) - Schedule of Balance Sheet Classification And Fair Values of Derivative Instruments - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Fair value	$ (1,158)	$ (1,516)
Notional amount	128,769	195,657
Foreign exchange contracts [Member] | Not designated as hedging instruments [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value	58	159
Notional Amount	41,202	101,733
Foreign exchange contracts [Member] | Not designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value	(7)	(38)
Notional Amount	15,962	16,751
Foreign exchange contracts [Member] | Designated as hedging instruments [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value	920	3
Notional Amount	24,798	4,900
Foreign exchange contracts [Member] | Designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value	(2,129)	(1,640)
Notional Amount	$ 46,807	$ 72,273